Income Taxes (Details) - Schedule of effective statutory rate and the provision for income taxes (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective statutory rate and the provision for income taxes [Abstract]
Statutory rate	21.00%	21.00%